Commitments	12 Months Ended
Oct. 31, 2022
Commitments [Abstract]
Commitments
14.	Commitments

a.	On November 1, 2020 (as amended on May 12, 2021), the Company entered into an agreement to acquire the rights, title, and interest in certain patents and patent applications in exchange for entering into a consulting services agreement with the consultant. The consultant will become the Company’s scientific consultant and will be compensated with a monthly fee of $5,000 starting on February 1, 2021. The Company is to issue the consultant 16,000 common shares in equal instalments, at the end of each quarter, commencing with the ending of the first complete quarter after the date on which the Canadian Securities Exchange (“Listing Date”) has provided its final approval to the Company’s change of business, over a period of three years. The Company is to also grant the consultant 16,000 stock options which will be exercisable at $5.55 per common share (granted). The stock options will vest in equal parts at the end of each quarter commencing with the ending of the first complete quarter after the Listing Date, over a period of three years. During the year ended October 31, 2022, the Company recognized share-based compensation of $133,734 (2021 - $nil) related to the RSU reserve pursuant to the agreement. As of October 31, 2022, the Company has issued 2,667 (2021 – $0) common shares pursuant to the agreement (Note 8).

b.	Effective January 1, 2022, the Company entered into advisory agreements with three advisors of the Company, whereby the Company agreed to issue each consultant 666 RSU’s at the end of each month commencing January 31, 2022, for an initial term of 12 months. During the year ended October 31, 2022, the Company recognized share-based compensation of $228,100 related to RSU’s. As of October 31, 2022, a total of 20,000 shares are issuable to the 3 advisors in consideration for 10 months of services (Note 11).

c.	On March 1, 2022, the Company entered into an advisory agreement with a consultant, whereby the Company agreed to pay the consultant ILS 20,000 ($7,752) and 666 RSU’s per month for a period of 12 months. During the year ended October 31, 2022, the Company recognized share-based compensation of $52,633 related to RSU’s. As of October 31, 2022, a total of 5,333 shares are issuable to the advisor in consideration for 8 months of services (Note 11).

d.	On March 14, 2022, the Company entered an agreement with a consultant, whereby the Company agreed to issue the consultant RSU’s equivalent to US$10,000 per month for a period of three months. The term is automatically renewed unless terminated by the Company with three days’ written notice within the initial term or thirty days in a subsequent term. His agreement is still in effect. During the year ended October 31, 2022, the Company recognized share-based compensation of $91,864 related to RSU’s. As of October 31, 2022, a total of 9,994 shares are issuable to the advisor in consideration for 7 months of services (Note 11).

e.	On May 23, 2022, the Company entered an agreement with a consultant, whereby the Company agreed to issue the consultant RSU’s equivalent to US$10,000 per month for a period of three months. The term is automatically renewed unless terminated by the Company with three days’ written notice within the initial term or thirty days in a subsequent term. During the year ended October 31, 2022, the Company recognized share-based compensation of $65,413 related to RSU’s.

f. Research Agreements

The Company entered into research agreements with scientists from several universities in Israel. The purpose of these studies is to further explore, invent and create innovative molecules that will lead to new psychotherapy drug candidates intended for the treatment of widespread and underserved mental illness.

These research agreements include:

Agreements with Yissum Research Development Company of the Hebrew University of Jerusalem Ltd., or Yissum

Effective as of November 8, 2021, the Company entered with Yissum into a framework agreement for the conduct of research, pursuant to which we may request Yissum from time to time to provide the Company with certain research services to be performed in each such event according to an agreed upon research program that will define the applicable research project, the project’s plan, and the identity of the researcher/s and the consideration we should pay for it.

With respect of each of such research, the results of the research will be owned by the Company, except that in the event a research results in a patentable invention, the patent/s shall be jointly owned with Yissum, such that to the extent the Company is interested to obtain an exclusive license under Yissum’s rights – the Company has the option to negotiate a license agreement with Yissum that would provide for the compensation terms to Yissum.

The Company has a right to terminate each of such researches, at any time, upon a 45 days prior written notice to Yissum, provided that fees already shall not be refunded, and that any accrued fees and expenses due based on work duly performed until the date of termination – shall be paid to Yissum regardless of the termination. In addition, each of these researches may be terminated by either party due to a material breach committed by the other party which is not cured within 30 days of notice.

Pursuant to the framework agreement, the Company commenced two research programs, as more fully set out below.

In November 2021, the Company commenced a research program, pursuant to which Professor Yossi Tam would oversee Yissum’s research of MEAI on food intake, metabolic and activity profiles. The research period spans from November 1, 2021 until November 1, 2022. As consideration, the Company paid and amount of $131,625 to Yissum.

In January 2022, the Company commenced a second research program, pursuant to which Professor Amiram Goldblum, a researcher for the Hebrew-University, would oversee screening and scoring of a psychedelic compound. The research period spans from January 1, 2022 until August 31, 2022. As consideration, the Company paid an amount of NIS 17,500 (approximately $5,443) to Yissum on the signing of the statement of work.

Agreement with BIRAD

In November 2021, the Company entered into a research agreement with BIRAD, whose offices are located at Bar-Ilan University in Ramat Gan, Israel, pursuant to which Professor Gal Yadid would oversee BIRAD’s research into the safety, efficacy, and other characteristics of MEAI. The research period of the agreement spans from November 8, 2021, until May 8, 2023. As consideration, the Company has agreed to pay BIRAD a research fee of $493,167 to be paid in installments (50% of such research fee already having been paid) based on meeting certain milestone achievements. The intellectual property stemming from the results of the research will belong to the Company, except that in the event a patentable invention is conceived under the agreement, the Company and BIRAD will own it jointly, and the Company will has the option to negotiate an exclusive royalty-bearing license to BIRAD’s ownership rights in such jointly owned invention. This license with BIRAD would provide for the compensation terms of the Company subject under the license which includes the rate and terms of royalty payments.

To date, there has been one jointly owned provisional patent that has been conceived under the agreement with BIRAD, in connection with use of MEAI in methods for treating cocaine addiction. The Company has approached BIRAD to initiate the negotiations on the terms of the exclusive license agreement, the royalty rates, and the term of the obligation to pay royalty.

The Company has the right to terminate the foregoing research agreement at any time upon a 45 days prior written notice to BIRAD, provided that the Company pay for the tasks performed by BIRAD until the termination date and that any irrevocable payment commitment shall be paid for. In addition, the agreement can be terminated (i) by us if Prof. Gal Yadid ceases to supervise the research and BIRAD fails to identify a substitute acceptable to us; and (ii) bye either party in the event of a material breach committed by the other party and not cured within 30 days of notice. If the breach is a failure to pay the research fees to BIRAD then the Company will only has one opportunity to cure.